Bank Loan (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Jan. 26, 2018	Apr. 30, 2015	Jun. 30, 2014
Disclosure of detailed information about borrowings [line items]
Maximum debt to EBITDA ratio	3.00%
Term Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 60,000
Borrowings, maturity	April 1, 2019
Secured bank loans received			$ 40,000
Borrowings, interest rate basis	Interest on the Credit Facility is calculated using the one, two, three, or six month US$ LIBOR rates plus a graduated margin based on the Company's leverage ratio, as defined in the Credit Facility. Interest is payable one month in arrears.
Term Credit Facility [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 40,000
Revolving Credit Facillity [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 80,000
Tangible Net Worth [member]
Disclosure of detailed information about borrowings [line items]
Minimum tangible net worth percentage				85.00%
Positive Quarterly Net Income [member]
Disclosure of detailed information about borrowings [line items]
Minimum tangible net worth percentage				50.00%
Value of any Equity Interests Issued [member]
Disclosure of detailed information about borrowings [line items]
Minimum tangible net worth percentage				50.00%